UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

801-54909

Ladenburg Thalmann Asset Management

(Exact name of registrant as specified in charter)

Gemini Fund Services, LLC,  450 Wireless Blvd.  Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC,  450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

6/30

Date of reporting period: 3/31/12

Item 1.  Schedule of Investments.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Shares		Market Value
	COMMON STOCK - 12.65%
	INVESTMENT COMPANIES - 9.10%
42,546	PennantPark Investment Corp.	$ 442,479
44,940	Prospect Capital Corp.	493,441
23,460	Solar Capital Ltd.	517,762
		1,453,682
	PIPELINES - 3.55%
21,485	Boardwalk Pipeline Partners LP	568,493

	TOTAL COMMON STOCK	2,022,175
	( Cost - $2,095,097)

	REAL ESTATE INVESTMENT TRUSTS - 38.93%
98,918	American Realty Capital Trust, Inc. + #	1,015,883
36,462	American Realty Capital Trust Healthcare, Inc. + #	339,097
29,294	Annaly Capital Management, Inc.	463,431
72,281	Anworth Mortgage Asset Corp.	475,609
70,942	Armour Residential REIT, Inc.	478,858
41,783	Healthcare Trust of America, Inc. + #	399,949
170,164	Hines Global REIT + #	1,574,018
78,600	Steadfast Income REIT, Inc. + #	734,911
79,509	Strategic Storage, Inc. + #	739,434
	TOTAL REAL ESTATE INVESTMENT TRUSTS	6,221,190
	( Cost - $6,225,425)

	SENIOR COMMON STOCK - 0.42%
6,740	Pacific Office Properties Trust, Inc. + #	67,400
	( Cost - $67,400)

	CLOSED-END FUNDS - 21.49%
87,139	Cushing MLP Total Return Fund	867,904
19,397	First Trust Energy Income and Growth Fund	582,880
24,131	Kayne Anderson Energy Total Return Fund	663,120
16,180	Kayne Anderson LLP Investments Fund	504,007
13,479	Tortoise Energy Infrastructure Corp.	555,604
10,225	Tortoise Power and Energy Infrastructure Fund, Inc.	259,613
	TOTAL CLOSED-END FUNDS	3,433,128
	( Cost - $3,308,302)

	COMMODITY TRADING ADVISORS - 4.29%
112	Futures Portfolio Fund LP #	686,260
	TOTAL COMMODITY TRADING ADVISORS
	( Cost - $730,000)

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
Shares		Market Value

	MUTUAL FUNDS - 7.92%
168,022	Wells Fargo Advantage High Income Fund	$ 1,265,205
	TOTAL MUTUAL FUNDS	1,265,205
	( Cost - $1,250,457)

	PRIVATE INVESTMENTS - 12.79%
	BUSINESS DEVELOPMENT - 4.61%
75,150	FS Investment Corp.	736,320

	EQUIPMENT LEASING - 4.80%
223	Cypress Equipment Fund 17 LLC + #	189,092
651	Cypress Equipment Fund 18 LLC + #	577,934
		767,026
	LAND DEVELOPMENT - 3.38%
36,635	Walton Kimberlin Heights Development, LP *+ #	340,705
10,752	Walton Sherwood Acres, LP *+ #	99,993
10,752	Walton US Land Fund REIT * + #	99,994
		540,692

	TOTAL PRIVATE INVESTMENTS	2,044,038
	( Cost - $2,093,760)

	SHORT-TERM INVESTMENTS - 1.18%
188,252	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.44% ^	188,252
	TOTAL SHORT-TERM INVESTMENTS	188,252
	( Cost - $188,252)

	TOTAL INVESTMENTS - 99.67%
	( Cost - $15,958,693) (a)	$ 15,927,648
	OTHER ASSETS LESS LIABILITIES - 0.33%	52,631
	NET ASSETS - 100.00%	$ 15,980,279

* Non-income producing.
+ Illiquid security.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
^Money market fund; interest rate reflects the seven-day effective yield on March 31, 2012.
LP - Limited Partnership
MLP - Master Limited Partnership
LLC - Limited Liability Company
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 351,032
	Unrealized depreciation:	(382,077)
	Net unrealized appreciation/(depreciation):	$ (31,045)

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,022,175	$ -	$ -	$ 2,022,175
Real Estate Investment Trusts	1,417,898	1,415,832	3,387,460	6,221,190
Senior Common Stock	-	-	67,400	67,400
Closed End Funds	3,433,128	-	-	3,433,128
Mutual Funds	1,265,205	-	-	1,265,205
Commodity Trading Advisors	-	686,260	-	686,260
Private Investments	-	-	2,044,038	2,044,038
Short-Term Investments	188,252	-	-	188,252
Total	$ 8,326,658	$ 2,102,092	$ 5,498,898	$ 15,927,648

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Investments	Senior Common Stock	Real Estate Investment Trusts	Total
Beginning Balance	$ 1,864,904	$ 67,400	$ 3,062,481	$ 4,994,785
Total realized gain (loss)	-	-	-	-
Appreciation (Depreciation)	(20,375)	-	-	(20,375)
Cost of Purchases	199,509	-	324,979	524,488
Proceeds from Sales	-	-	-	-
Accrued Interest	-	-	-	-
Net transfers in/out of level 3	-	-	-	-
Ending Balance	$ 2,044,038	$ 67,400	$ 3,387,460	$ 5,498,898

Consolidation of Subsidiaries –The Fund with LASF Fund Limited CFC ("LASF") – The Consolidated Portfolio of Investments includes the accounts of LASF, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

LASF invests in the global derivatives markets through the use of one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs.  Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.  It is anticipated that the global macro programs used by LASF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  LASF’s investments in a global macro program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors or “CTAs” registered with the U.S. Commodity Futures Trading Commission.  The Fund or LASF do not consolidate the assets, liabilities, capital or operations of the trading companies into their financial statements.  Rather, the unaffiliated trading company is separately presented as an investment in the Fund’s Consolidated Portfolio of Investments.

A summary of the Fund's investments in the LASF is as follows:
	Inception Date of CFC	LASF Net Assets at March 31, 2012	% of Fund Net Assets at March 31, 2012
LASF	9/28/10	$686,264	4.30%

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ladenburg Thalmann Asset Management

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      5/30/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date      5/30/12